Insurance services - Summary of Bank's Liabilities on Policies in Force on the Consolidated Balance Sheet (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Separate Accounts Disclosure [Abstract]
Liability for Future Policy Benefits	₨ 2,087,603.8	$ 24,436.3	₨ 1,671,384.1
Policyholder Account Balances	81,652.8	955.8	85,430.1
Other Policy Liabilities	11,707.7	137.1	7,164.9
Total	₨ 2,180,964.3	$ 25,529.2	₨ 1,763,979.1